Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Current:
Federal	$28,581	$26,284	$15,201
State	5,060	4,910	2,436
Foreign	2,181	1,204	2,726
	35,822	32,398	20,363
Deferred:
Federal & State	15,991	4,244	6,358
Foreign	(256)	(84)	(579)
	15,735	4,160	5,779
	$51,557	$36,558	$26,142

Income from continuing operations before income taxes consists of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
United States	$122,496	$82,970	$56,450
Foreign	2,556	4,728	3,155
	$125,052	$87,698	$59,605

The components of deferred tax assets (liabilities) are as follows (in thousands):

	December 31, 2014	December 31, 2013
Deferred income tax assets (liabilities):
Current:
Allowance for doubtful accounts	$2,027	$1,716
Employee related accruals	7,240	6,442
State taxes	473	555
Workers’ compensation and medical malpractice loss reserves	4,068	4,767
Other	5,259	4,050
	19,067	17,530
Non-current:
Intangibles	(59,226)	(49,763)
Depreciation expense	(13,405)	(6,574)
Stock-based compensation	3,022	3,761
Net operating loss carryforwards	1,260	1,612
Other	1,554	1,869
	(66,795)	(49,095)
Valuation allowance	(1,114)	(1,511)
Total non-current	(67,909)	(50,606)
Total net deferred income tax liability	$(48,842)	$(33,076)

The table above includes current deferred income tax assets of $3.3 million and $3.2 million for the Physician Segment as of December 31, 2014 and 2013, respectively, and non-current deferred income tax liabilities of $4.1 million and $3.8 million for the Physician Segment as of December 31, 2014 and 2013, respectively (see “Note 5. Discontinued Operations”).

The reconciliation between the amount computed by applying the U.S. federal statutory tax rate of 35.0 percent to income before income taxes and the income tax provision is as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Income tax provision at the statutory rate	$43,768	$30,694	$20,862
State income taxes, net of federal benefit	4,674	3,807	2,357
Disallowed meals and entertainment expenses	1,608	1,592	1,681
Other	1,507	465	1,242
	$51,557	$36,558	$26,142

As of December 31, 2014, the Company had no federal net operating losses, state net operating losses of approximately $3.1 million and foreign net operating losses of approximately $6.3 million. The state net operating losses can be carried forward up to 20 years and begin expiring in 2015. The foreign net operating losses in the United Kingdom and Spain can be carried forward indefinitely. The Company has recorded a valuation allowance of approximately $1.0 million and $1.4 million at December 31, 2014 and December 31, 2013, respectively, related to net operating loss carryforwards.

Basis differences in investments in foreign subsidiaries primarily related to undistributed earnings amounted to approximately $15.5 million at December 31, 2014. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for U.S. federal and state income taxes has been provided thereon. Upon repatriation of those earnings, in the form of dividends or otherwise, the Company would be subject to both U.S. income taxes (subject to an adjustment for foreign tax credits) and withholding taxes payable to the various foreign countries. Determination of the amount of unrecognized deferred U.S. income tax liability is not practicable due to the complexities associated with its hypothetical calculation; however, unrecognized foreign tax credit carryforwards would be available to reduce some portion of the U.S. liability.

The Company had gross deferred tax assets of $24.1 million and $23.9 million, and gross deferred tax liabilities of $71.4 million and $54.3 million, at December 31, 2014 and 2013, respectively. Management has determined the gross deferred tax assets are realizable, with the exception of foreign net operating losses discussed above.

At December 31, 2014, 2013 and 2012, there were $0.8 million, $0.9 million and $0.3 million, respectively, of unrecognized tax benefits that if recognized would affect the annual effective tax rate. The gross unrecognized tax benefit is carried in other long-term liabilities. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The amount of interest and penalties recognized in the financial statements is not significant.

The following is a reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2014	2013	2012
Unrecognized Tax Benefit beginning of year	$979	$376	$251
Gross increases - tax positions in prior year	126	1,240	159
Gross decreases - tax positions in prior year	—	(177)	(34)
Lapse of the statute of limitations	(131)	—	—
Discontinued Operations	(126)	(460)	—
Unrecognized Tax Benefit end of year	$848	$979	$376

The Company believes that there will be no significant increases or decreases to unrecognized tax benefits within the next 12 months. The Company is subject to taxation in the United States and various states and foreign jurisdictions. For U.S. federal income tax, the Company remains subject to examination for 2011 and subsequent years. For major U.S. states, with few exceptions, the Company remains subject to examination for 2010 and subsequent years. Generally, for the foreign countries, the Company remains subject to examination for 2010 and subsequent years.